Financial assets at amortized cost and other positions in scope of expected credit loss measurement - Off-balance sheet financial assets subject to ECL (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 139,206	$ 114,337
Total ECL provisions	(188)	(201)
Total allowance and provisions	(1,244)	(1,091)	$ (1,165)
Guarantees
Disclosure Of Provision Matrix [Line Items]
Gross exposure	33,211	22,167
Total ECL provisions	(40)	(48)
Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	3,624	3,663
Total ECL provisions	(10)	(26)
Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	1,506	1,337
Total ECL provisions	(7)	(5)
Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Gross exposure	22,549	11,833
Total ECL provisions	(12)	(12)
Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	3,009	2,376
Total ECL provisions	(1)	(1)
Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Gross exposure	1,811	2,121
Total ECL provisions	(1)	(1)
Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	44,018	39,996
Total ECL provisions	(95)	(111)
Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	26,096	23,611
Total ECL provisions	(76)	(93)
Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Gross exposure	10,373	3,801
Total ECL provisions	0	0
Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	47,421	43,677
Total ECL provisions	(49)	(40)
Unconditionally revocable loan commitments | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	9,439	8,711
Total ECL provisions	(4)	(6)
Unconditionally revocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	5,110	4,578
Total ECL provisions	(6)	(4)
Unconditionally revocable loan commitments | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	5,408	4,723
Total ECL provisions	(21)	(19)
Unconditionally revocable loan commitments | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	8,964	7,855
Total ECL provisions	0	0
Unconditionally revocable loan commitments | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Gross exposure	10,458	9,390
Total ECL provisions	(10)	(7)
Unconditionally revocable loan commitments | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Gross exposure	537	327
Total ECL provisions	0	0
Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Gross exposure	4,183	4,696
Total ECL provisions	(4)	(2)
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	580
Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Gross exposure	134,410	107,545
Total ECL provisions	(111)	(106)
Total allowance and provisions	(308)	(260)	(282)
Twelve-month expected credit losses | Stage 1 and 2 positions | Guarantees
Disclosure Of Provision Matrix [Line Items]
Gross exposure	32,332	19,805
Total ECL provisions	(14)	(13)
Twelve-month expected credit losses | Stage 1 and 2 positions | Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	3,051	2,883
Total ECL provisions	(3)	(2)
Twelve-month expected credit losses | Stage 1 and 2 positions | Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	1,299	1,124
Total ECL provisions	(1)	(1)
Twelve-month expected credit losses | Stage 1 and 2 positions | Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Gross exposure	22,504	10,513
Total ECL provisions	(8)	(8)
Twelve-month expected credit losses | Stage 1 and 2 positions | Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	3,009	2,376
Total ECL provisions	0	0
Twelve-month expected credit losses | Stage 1 and 2 positions | Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Gross exposure	1,803	2,121
Total ECL provisions	(1)	(1)
Twelve-month expected credit losses | Stage 1 and 2 positions | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	42,085	37,531
Total ECL provisions	(55)	(59)
Twelve-month expected credit losses | Stage 1 and 2 positions | Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	24,444	21,488
Total ECL provisions	(45)	(49)
Twelve-month expected credit losses | Stage 1 and 2 positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Gross exposure	10,373	3,801
Total ECL provisions	0	0
Twelve-month expected credit losses | Stage 1 and 2 positions | Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	45,452	41,809
Total ECL provisions	(39)	(32)
Twelve-month expected credit losses | Stage 1 and 2 positions | Unconditionally revocable loan commitments | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	8,854	8,528
Total ECL provisions	(3)	(6)
Twelve-month expected credit losses | Stage 1 and 2 positions | Unconditionally revocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	4,951	4,304
Total ECL provisions	(4)	(1)
Twelve-month expected credit losses | Stage 1 and 2 positions | Unconditionally revocable loan commitments | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	5,188	4,442
Total ECL provisions	(17)	(16)
Twelve-month expected credit losses | Stage 1 and 2 positions | Unconditionally revocable loan commitments | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	8,964	7,854
Total ECL provisions	0	0
Twelve-month expected credit losses | Stage 1 and 2 positions | Unconditionally revocable loan commitments | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Gross exposure	9,932	8,900
Total ECL provisions	(8)	(5)
Twelve-month expected credit losses | Stage 1 and 2 positions | Unconditionally revocable loan commitments | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Gross exposure	537	327
Total ECL provisions	0	0
Twelve-month expected credit losses | Stage 1 and 2 positions | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Gross exposure	4,169	4,600
Total ECL provisions	(3)	(2)
Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Gross exposure	4,562	6,522
Total ECL provisions	(56)	(69)
Total allowance and provisions	(272)	(267)	(220)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(26)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(66)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(38)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(4)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(13)
Lifetime expected credit losses | Stage 1 and 2 positions | Guarantees
Disclosure Of Provision Matrix [Line Items]
Gross exposure	761	2,254
Total ECL provisions	(7)	(9)
Lifetime expected credit losses | Stage 1 and 2 positions | Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	486	721
Total ECL provisions	(2)	(3)
Lifetime expected credit losses | Stage 1 and 2 positions | Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	177	164
Total ECL provisions	(1)	(1)
Lifetime expected credit losses | Stage 1 and 2 positions | Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Gross exposure	46	1,320
Total ECL provisions	(3)	(4)
Lifetime expected credit losses | Stage 1 and 2 positions | Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Gross exposure	8	0
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	1,878	2,341
Total ECL provisions	(38)	(52)
Lifetime expected credit losses | Stage 1 and 2 positions | Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	1,622	2,024
Total ECL provisions	(28)	(45)
Lifetime expected credit losses | Stage 1 and 2 positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Gross exposure	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	1,913	1,833
Total ECL provisions	(10)	(8)
Lifetime expected credit losses | Stage 1 and 2 positions | Unconditionally revocable loan commitments | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	585	183
Total ECL provisions	(1)	0
Lifetime expected credit losses | Stage 1 and 2 positions | Unconditionally revocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	151	268
Total ECL provisions	(3)	(2)
Lifetime expected credit losses | Stage 1 and 2 positions | Unconditionally revocable loan commitments | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	191	256
Total ECL provisions	(3)	(3)
Lifetime expected credit losses | Stage 1 and 2 positions | Unconditionally revocable loan commitments | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Unconditionally revocable loan commitments | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Gross exposure	522	487
Total ECL provisions	(2)	(2)
Lifetime expected credit losses | Stage 1 and 2 positions | Unconditionally revocable loan commitments | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Gross exposure	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Gross exposure	11	94
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Gross exposure	234	270
Total ECL provisions	(21)	(26)
Total allowance and provisions	(664)	(564)	$ (662)
Lifetime expected credit losses | Stage 3 positions | Guarantees
Disclosure Of Provision Matrix [Line Items]
Gross exposure	118	108
Total ECL provisions	(19)	(26)
Lifetime expected credit losses | Stage 3 positions | Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	87	58
Total ECL provisions	(6)	(21)
Lifetime expected credit losses | Stage 3 positions | Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	31	49
Total ECL provisions	(5)	(3)
Lifetime expected credit losses | Stage 3 positions | Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Gross exposure	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	0	1
Total ECL provisions	(1)	(1)
Lifetime expected credit losses | Stage 3 positions | Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Gross exposure	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	56	124
Total ECL provisions	(2)	0
Lifetime expected credit losses | Stage 3 positions | Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	30	99
Total ECL provisions	(2)	0
Lifetime expected credit losses | Stage 3 positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Gross exposure	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	56	36
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Unconditionally revocable loan commitments | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Unconditionally revocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	8	5
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Unconditionally revocable loan commitments | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	29	26
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Unconditionally revocable loan commitments | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	1	1
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Unconditionally revocable loan commitments | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Gross exposure	4	3
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Unconditionally revocable loan commitments | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Gross exposure	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Gross exposure	4	2
Total ECL provisions	$ 0	$ 0